Note 7 - Convertible Debt (PIK Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Convertible Debt [Text Block]
NOTE 7 – CONVERTIBLE DEBT (PIK NOTES)

The Company raised $23 million of financing through the issuance of two series of Paid-In-Kind (“PIK”)-Election Convertible Notes in 2013 and 2014, with key terms highlighted in the table below:

Key Terms	Series 2023 Notes	Series A Notes
Inception Date	08/05/2013	11/03/2014
Cash Received	$10,500,000	$12,500,000
Principal (Initial Liability)	$10,500,000	$19,848,486
Maturity (Term)	10 years, but convertible after 1 year based on the market price of the Company’s stock
4 years, but may range between 2 years to the full maturity of the Series 2023 Notes, depending on whether a Specified Event occurs and/or an Extension Option is elected (see below for further details)

Exercise Price	$1.40 at inception, adjusted downward based on anti-dilution provisions/down-round protection	$0.92 at inception, adjusted downward based on anti-dilution provisions/down-round protection; also may be reduced by $0.10 based if Extension Option is elected (see below)
Stated Interest	10% per annum, due semiannually	10% per annum, due semiannually, may be reduced to 1% if Specified Event (see below) occurs
Derivative Liability	$2,055,000 established at inception due to existence of anti-dilution provisions; revalued every quarter using Monte Carlo model	$9,212,285 established at inception due to existence of anti-dilution provisions; revalued every quarter using Monte Carlo model

As of June 30, 2016, the liability components of the PIK Notes on the Company’s balance sheet are listed in the following table:

	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$13,400,958	$22,977,103	$36,378,061
Less: Discount	(1,791,109)	(14,841,648)	(16,632,757)
Less: Deferred Financing Cost	(6,650)	(10,850)	(17,500)
PIK Note Payable, Net	$11,603,199	$8,124,605	$19,727,804

PIK Note Derivative Liability	$230,329	$3,626,505	$3,856,834

As of December 31, 2015, the liability components of the PIK Notes on the Company’s balance sheet are listed in the following table:

	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$12,762,816	$21,882,955	$34,645,771
Less: Discount	(1,854,894)	(15,717,991)	(17,572,885)
Less: Deferred Financing Cost	(7,828)	(13,422)	(21,250)
PIK Note Payable, Net	$10,900,094	$6,151,542	$17,051,636

PIK Note Derivative Liability	$262,764	$4,876,093	$5,138,857

Series A Notes
On November 3, 2014 (“Issue Date”), the Company issued, in a private placement pursuant to investment agreements, $19,848,486 principal amount of 10% PIK-Election Convertible Notes due 2018 ("Series A Notes") in exchange for $12,500,000 in cash and the cancellation of previously-issued warrants held by one investor.

Below are key terms of the Series A Notes:

●
Maturity
- November 3, 2018, provided that the Stated Maturity Date may be extended to November 3, 2019 at the option of the Company (the “Extension Option”) if (i) the Company has delivered written notice of its exercise of the Extension Option to the Holder not more than ninety (90) nor less than thirty (30) days prior to November 3, 2018 and (ii) the Company has delivered a certificate, dated as of November 3, 2018, certifying that no Default or Event of Default has occurred and is continuing; provided, further that the Stated Maturity Date shall be extended to the maturity date of the Series 2023 Notes or any Replacement Financing, as applicable, upon the occurrence of a Specified Event (“Specified Extension”).

●
Exercise Price
- initially $0.92 per share and will be (i) adjusted from time to time pursuant anti-dilution provisions and (ii) reduced by $0.10 per share if the Company elects to exercise its Extension Option.

●
Stated Interest
: 10% payable semiannually in arrears,
provided
that the interest rate shall be reduced to 1% per annum on the principal amount of the Note upon the occurrence of the Specified Event, as defined below.

●
Specified Event
- means the event that may occur after the
second anniversary
of the Issuer Date if: (i) any amounts under the Series 2023 Notes or any Replacement Financing are outstanding, (ii) the VWAP for the preceding 30 consecutive Trading Days as determined by the Board of Directors of the Issuer in good faith is in excess of the Exercise Price, (iii) the closing Market Price of the Common Stock is in excess of the Exercise Price on the date immediately preceding the date on which the Specified Event occurs, (iv) no Default or Event of Default has occurred and is continuing and (v) the Issuer has delivered a certificate to each holder of Series A Notes certifying that the conditions set forth in clauses (i) through (iv) above have been met.

●
Extension Option
- If stock price is lower than current exercise price ($0.92) prior to the stated maturity (November 3, 2018), then the Company can elect an Extension Option, whereby the maturity is extended by one year (see Maturity definition), but with a reduction in exercise price by $0.10.

●
Liquidated Damages
- The company is required to pay the noteholders 1% of the principal amount of the Series A Notes if a Registration statement is not filed and effective within 90 days of the inception date (and further damages for every 30 days thereafter). The Company has accrued $200,000 as Other Expense as of December 31, 2014 due to a delay in such filing.

●
The number of shares issuable under the Notes may be affected by the anti-dilution provisions of the Notes. The antidilition provisions adjust the Exercise Price of the Notes in the event of stock dividends and splits, issuance below the market price of the Common Stock, issuances below the conversion price of the Notes, pro rata distribution of assets, rights plans, tender offers, and exchange offers.

These Series A Notes were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. In addition to the customary anti-dilution provisions the notes contain a down-round provision whereby the conversion price would be adjusted downward in the event that additional shares of the Company’s common stock or securities exercisable, convertible or exchangeable for the Company’s common stock were issued for cash consideration (e.g. a capital raise) at a price less than the conversion price.

Therefore, the estimated fair value of the conversion feature of $9,212,285 (based on observable inputs using a Monte Carlo model) was bifurcated from the Series A Notes and accounted for as a separate derivative liability, which resulted in a corresponding amount of debt discount on the Series A Notes. In addition, an additional debt discount of $7,348,486 was recorded as a result of the difference between the $12,500,000 of cash received and the $19,848,486 of principal on the Series A Notes. This combined debt discount of $16,560,771 is being amortized using the effective interest method over the 4-year term of the Notes as Interest Expense, while the PIK Note Derivative is carried at fair value (using a Monte Carlo model) until the Notes are converted or otherwise extinguished. Any changes in fair value are recognized in earnings.

In May 2015, November 2015 and May 2016, the Company issued $992,424, $1,042,045, and $1,094,148, respectively, in additional PIK Notes to the holders to pay the semi-annual interest.

At June 30, 2016, the fair value of the Series A PIK Note Derivative was estimated to be $3,626,505, which includes the value of the additional PIK Notes issued in May 2015, November 2015, and May 2016 for the semi-annual interest payments due. The change in the fair value of the derivative represents a decrease in valuation of $5,585,780 from the November 3, 2014 inception date.

At June 30, 2016, the fair value of the Series A PIK Note Derivative was estimated to be $3,626,505, which includes the value of the additional PIK Notes issued in May 2015, November 2015, and May 2016 for the semi-annual interest payments due. The change in the fair value of the derivative represents a decrease in valuation of $5,585,780 from the November 3, 2014 inception date.

Series 2023 Notes
In August 2013, the Company received $10,500,000 of financing through the private placement of 10% mandatory convertible Notes due 2023 ("Series 2023 Notes"). The principal amount of the Notes is due on maturity. The Company can elect to pay semi-annual interest on the Series 2023 Notes with additional PIK Notes containing the same terms as the Series 2023 Notes, except interest will accrue from issuance of such notes. The Company can also elect to pay interest in cash. In February 2016, August 2015 and February 2015, the Company issued $638,141, $607,753 and $578,812, respectively, in additional PIK Notes to the holders to pay the semi-annual interest. In February 2014 and August 2014, the Company issued $525,000 and $551,250, respectively, in additional PIK Notes to the holders to pay the semi-annual interest.

The Series 2023 Notes convert into the Company’s common stock at a conversion price of $1.40 per share, which is subject to customary anti-dilution adjustments; these anti-dilution adjustments reduced the conversion price to $1.36 after the issuance of the Series A Notes and then to $1.28 after the issuance of 10,933,333 units for proceeds of $1.64 million on June 24, 2016. As of issuance, principal amount of the Series 2023 Notes were convertible into 7,500,000 shares of the common stock, into 7,720,588 shares after the issuance of the Series A Notes and 8,203,125 shares of common stock after the issuance of the 10,933,333 units.. The holders may convert the Series 2023 Notes at any time. The Series 2023 Notes are mandatorily convertible after one year when the weighted average trading price of a share of the common stock for the preceding ten trading days is in excess of the conversion price. The Series 2023 Notes contain customary representations and warranties and several covenants. The proceeds are being used for general corporate purposes. No broker was used and no commission was paid in connection with the sale of the Series 2023 Notes. As of December 31, 2015, the Company was in compliance with the covenants.

These Series 2023 Notes were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. In addition to the customary anti-dilution provisions the notes contain a down-round provision whereby the conversion price would be adjusted downward in the event that additional shares of the Company’s common stock or securities exercisable, convertible or exchangeable for the Company’s common stock were issued for cash consideration (e.g. a capital raise) at a price less than the conversion price. Therefore, the estimated fair value of the conversion feature of $2,055,000 (based on observable inputs using a Monte Carlo model) was bifurcated from the Series 2023 Notes and accounted for as a separate derivative liability, which resulted in a corresponding amount of debt discount on the Series 2023 Notes. The debt discount is being amortized using the effective interest method over the 10-year term of the Series 2023 Notes as Interest Expense, while the PIK Note Derivative is carried at fair value (using a Monte Carlo model) until the Series 2023 Notes are converted or otherwise extinguished. Any changes in fair value are recognized in earnings.

At June 30, 2016, the fair value of the PIK Note Derivative was estimated to be $230,329, which includes the value of the additional PIK Notes issued in February 2016, August 2015, February 2015, August 2014 and February 2014 for the semi-annual interest payments due. The change in the fair value of the derivative represents a decrease in valuation of $1,824,671 from the August 2, 2013 inception date.

NOTE
8
–
CONVERTIBLE
DEBT
(PIK
NOTES)

The Company raised $23 million of financing through the issuance of two series of Paid-In-Kind (“PIK”)-Election Convertible Notes in 2013 and 2014, with key terms highlighted in the table below:

Key Terms	Series 2023 Notes	Series A Notes
Inception Date	08/05/2013	11/03/2014
Cash Received	$10,500,000	$12,500,000
Principal (Initial Liability)	$10,500,000	$19,848,486
Maturity (Term)	10 years, but convertible after 1 year based on the market price of the Company’s stock
4 years, but may range between 2 years to the full maturity of the Series 2023 Notes, depending on whether a Specified Event occurs and/or an Extension Option is elected (see below for further details)

Exercise Price	$1.40 at inception, adjusted downward based on anti-dilution provisions/downround protection	$0.92 at inception, adjusted downward based on anti-dilution provisions/down-round protection; also may be reduced by $0.10 based if Extension Option is elected (see below)
Stated Interest	10% per annum, due semiannually	10% per annum, due semiannually, may be reduced to 1% if a Specified Event occurs
Derivative Liability	$2,055,000 established at inception due to the existence of down-round protection; revalued every quarter using Monte Carlo model	$9,212,285 established at inception due to existence of down-round protection; revalued every quarter using a Monte Carlo model

As of December 31, 2015, the liability components of the PIK Notes on the Company’s balance sheet are listed in the following table:
	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$12,762,816	$21,882,955	$34,645,771
Less: Discount	(1,854,894)	(15,717,991)	(17,572,885)
PIK Note Payable, Net	$10,907,922	$6,164,964	$17,072,886

PIK Note Derivative Liability	$262,764	$4,876,093	$5,138,857

As of December 31, 2014, the liability components of the PIK Notes on the Company’s balance sheet are listed in the following table:
	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$11,576,250	$19,848,486	$31,424,736
Less: Discount	(1,949,555)	(16,450,742)	(18,400,297)
PIK Note Payable, Net	$9,626,695	$3,397,744	$13,024,439

PIK Note Derivative Liability	$478,149	$9,557,476	$10,035,625

Series
A
Notes
On November 3, 2014 (“Issue Date”), the Company issued, in a private placement pursuant to investment agreements, $19,848,486 principal amount of 10% PIK-Election Convertible Notes due 2018 ("Series A Notes") in exchange for $12,500,000 in cash and the cancellation of previously-issued warrants held by one investor.

Below are key terms of the Series A Notes:

●
Maturity
- November 3, 2018, provided that the Stated Maturity Date may be extended to November 3, 2019 at the option of the Company (the “Extension Option”) if (i) the Company has delivered written notice of its exercise of the Extension Option to the Holder not more than ninety (90) nor less than thirty (30) days prior to November 3, 2018 and (ii) the Company has delivered a certificate, dated as of November 3, 2018, certifying that no Default or Event of Default has occurred and is continuing; provided, further that the Stated Maturity Date shall be extended to the maturity date of the Series 2023 Notes or any Replacement Financing, as applicable, upon the occurrence of a Specified Event (“Specified Extension”).

●
Exercise Price
- initially $0.92 per share and will be (i) adjusted from time to time pursuant anti-dilution provisions and (ii) reduced by $0.10 per share if the Company elects to exercise its Extension Option.

●
Stated Interest
: 10% payable semiannually in arrears,
provided
that the interest rate shall be reduced to 1% per annum on the principal amount of the Note upon the occurrence of the Specified Event, as defined below.

●
Specified Event
- means the event that may occur after the
second anniversary
of the Issuer Date if: (i) any amounts under the Series 2023 Notes or any Replacement Financing are outstanding, (ii) the VWAP for the preceding 30 consecutive Trading Days as determined by the Board of Directors of the Issuer in good faith is in excess of the Exercise Price, (iii) the closing Market Price of the common stock is in excess of the Exercise Price on the date immediately preceding the date on which the Specified Event occurs, (iv) no Default or Event of Default has occurred and is continuing and (v) the Issuer has delivered a certificate to each holder of Series A Notes certifying that the conditions set forth in clauses (i) through (iv) above have been met.

●
Extension Option
- If stock price is lower than current exercise price ($0.92) prior to the stated maturity (November 3, 2018), then the Company can elect an Extension Option, whereby the maturity is extended by one year (see Maturity definition), but with a reduction in exercise price by $0.10.

●
Liquidated Damages
- The Company is required to pay the noteholders 1% of the principal amount of the Series A Notes if a Registration statement is not filed and effective within 90 days of the inception date (and further damages for every 30 days thereafter). The registration statement became effective on July 8, 2015. Liquidation damages of $541,011 and $200,000 have been charged to Other Expenses during 2015 and 2014, respectively, due to the delay of the effective date of the registration statement. During the second quarter of 2015, the Company issued 1,015,086 shares, valued at $741,011, to Series A note holders as payment of liquidated damages.

T
he number of shares issuable under the Notes may be affected by the anti-dilution provisions of the Notes. The antidilition provisions adjust the Exercise Price of the Notes in the event of stock dividends and splits, issuance below the market price of the common stock, issuances below the conversion price of the Notes, pro rata distribution of assets, rights plans, tender offers, and exchange offers.

The Series A Notes are mandatorily convertible by the Company at any time that is two years after issuance only if either of the following conditions exist: (A) (i) the maturity date of the Series A Notes has not been extended, (ii) the VWAP over the preceding 10 trading days is at or in excess of $1.00 per share, (iii) the closing market price of the common stock is at or in excess of $1.00 per share on the day before a mandatory conversion notice is issued, (iv) all outstanding amounts, if any, of the Series 2023 Notes or replacement financing for the Series 2023 Notes have been converted into common stock and (v) a registration statement is effective or a holder of the Series A Notes may sell the conversion shares under Rule 144
or
 (B) (i) the VWAP over the preceding 20 trading days is in excess of the greater of $1.40 per share, the conversion price of the Series 2023 Notes (currently a $1.36 per share, adjusted for the sale of the Series A Notes), if any, and the conversion price of the Replacement Financing, if any, (ii) the closing market price of the common stock is in excess of the greater of $1.40 per share, the conversion price of the Series 2023 Notes, if any, and the conversion price of the replacement Financing, if any, on the day before a mandatory conversion notice is issued, (iii) all outstanding amounts, if any, of the Series 2023 Notes or Replacement Financing have been converted into common stock and (v) a registration statement is effective or a holder of the Series A Notes may sell the conversion shares under Rule 144.

These Series A Notes were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. In addition to the customary anti-dilution provisions the notes contain a down-round provision whereby the conversion price would be adjusted downward in the event that additional shares of the Company’s common stock or securities exercisable, convertible or exchangeable for the Company’s common stock were issued for cash consideration (e.g. a capital raise) at a price less than the conversion price. Therefore, the estimated fair value of the conversion feature of $9,212,285 (based on observable inputs using a Monte Carlo model) was bifurcated from the Series A Notes and accounted for as a separate derivative liability, which resulted in a corresponding amount of debt discount on the Series A Notes. In addition, an additional debt discount of $7,348,486 was recorded as a result of the difference between the $12,500,000 of cash received and the $19,848,486 of principal on the Series A Notes. This combined debt discount of $16,560,771 is being amortized using the effective interest method over the 4-year term of the Notes as Interest Expense, while the PIK Note Derivative is carried at fair value (using a Monte Carlo model) until the Notes are converted or otherwise extinguished. Any changes in fair value are recognized in earnings.

In May 2015 and November 2015, the Company issued $992,424 and $1,042,045, respectively, in additional PIK Notes to the holders to pay the semi-annual interest.

At December 31, 2015, the fair value of the Series A Note Derivative was estimated to be $4,876,093, which includes the value of the derivative related to the additional PIK Notes issued in May and November 2015 for the semi-annual interest payments due. During the year ended December 31, 2015, the Company amortized $732,751 of debt discount relating to the Series A Notes Payable and issued additional PIK Notes in lieu of interest payments of $2,034,469, increasing the Series A Notes Payable carrying value to $6,164,964 as of December 31, 2015.

Series
2023
Notes
In August 2013, the Company received $10,500,000 of financing through the private placement of 10% mandatory convertible Notes due 2023 ("Series 2023 Notes"). The principal amount of the Notes is due on maturity. The Company can elect to pay semi-annual interest on the Series 2023 Notes with additional PIK Notes containing the same terms as the Series 2023 Notes, except interest will accrue from issuance of such notes. The Company can also elect to pay interest in cash. In February 2015 and August 2015, the Company issued $578,813 and $607,753, respectively, in additional PIK Notes to the holders to pay the semi-annual interest. In February 2014 and August 2014, the Company issued $525,000 and $551,250, respectively, in additional PIK Notes to the holders to pay the semi-annual interest.

The Series 2023 Notes convert into the Company’s common stock at a conversion price of $1.40 per share, which is subject to customary anti-dilution adjustments; these anti-dilution adjustments reduced the conversion price to $1.36 after the issuance of the Series A Notes. As of issuance, principal amount of the Series 2023 Notes were convertible into 7,500,000 shares of the common stock and into 7,720,588 shares after the issuance of the Series A Notes. The holders may convert the Series 2023 Notes at any time. The Series 2023 Notes are mandatorily convertible after one year when the weighted average trading price of a share of the common stock for the preceding ten trading days is in excess of the conversion price. The Series 2023 Notes contain customary representations and warranties and several covenants. The proceeds are being used for general corporate purposes. No broker was used and no commission was paid in connection with the sale of the Series 2023 Notes. As of December 31, 2015, the Company was in compliance with the covenants.

These Series 2023 Notes were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. In addition to the customary anti-dilution provisions the notes contain a down-round provision whereby the conversion price would be adjusted downward in the event that additional shares of the Company’s common stock or securities exercisable, convertible or exchangeable for the Company’s common stock were issued for cash consideration (e.g. a capital raise) at a price less than the conversion price. Therefore, the estimated fair value of the conversion feature of $2,055,000 (based on observable inputs using a Monte Carlo model) was bifurcated from the Series 2023 Notes and accounted for as a separate derivative liability, which resulted in a corresponding amount of debt discount on the Series 2023 Notes. The debt discount is being amortized using the effective interest method over the 10-year term of the Series 2023 Notes as Interest Expense, while the PIK Note Derivative is carried at fair value (using a Monte Carlo model) until the Series 2023 Notes are converted or otherwise extinguished. Any changes in fair value are recognized in earnings.

At December 31, 2015, the fair value of the PIK Note Derivative was estimated to be $262,764, which includes the value of the derivative related to additional PIK Notes issued 2015 and 2014 for the semi-annual interest payments due. During 2015, the Company recorded $36,665 of additional debt discount from the February and August 2015 issuances above, and also amortized $131,326 of debt discount relating to the Series 2023 Notes Payable, resulting in a total debt discount of $1,854,894 as of December 31, 2015, and increasing the Series 2023 Notes Payable carrying value to $10,907,922 as of December 31, 2015.